Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 7,707	$ 5,255	$ 3,440
Ending balance	9,562	7,707	5,255
Cost:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	18,115	16,946	13,272
Additions/Amortization	4,641	4,836	3,686
Disposals, Cost (Depreciation and impairment)	(64)	(3,620)	0
Exchange difference	23	(47)	(12)
Ending balance	22,715	18,115	16,946
Depreciation and impairment:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(10,408)	(11,691)	(9,832)
Additions/Amortization	2,815	2,215	1,867
Disposals, Cost (Depreciation and impairment)	64	3,468	0
Exchange difference	(6)	(30)	(8)
Ending balance	$ (13,153)	$ (10,408)	$ (11,691)